Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2015, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$25,917	$93,924	$119,841
Corporate and purchasing card loans(a)	23,608	–	23,608
Residential mortgages	315	13	328
Retail credit card loans(a)	95,832	–	95,832
Other retail loans	12,951	21,141	34,092
Covered loans	–	568	568
Other	5,203	94	5,297
(a)	Primarily cancelable at the Company’s discretion.

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2015:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2016	$14	$265
2017	13	242
2018	13	203
2019	11	166
2020	10	126
Thereafter	42	471

Total minimum lease payments	103	$1,473
Less amount representing interest	35

Present value of net minimum lease payments	$68

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2015:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$57	$13,020
Third party borrowing arrangements	–	–	8
Securities lending indemnifications	4,387	–	4,246
Asset sales	–	119	5,089
Merchant processing	409	61	94,995
Contingent consideration arrangements	–	2	2
Tender option bond program guarantee	2,254	–	2,183
Minimum revenue guarantees	–	2	12
Other	–	–	792

Contract or Notional Amount of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2015, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$5,701	$7,319	$13,020
Commercial	218	48	266